SCHEDULE OF COMPONENTS OF CHANGES IN ARO (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Accounting Policies [Abstract]
ARO, ending balance	$ 48,313	$ 45,535
Accretion expense	2,778	2,778
ARO, ending balance	51,091	48,313
Less: ARO - current	2,778
ARO, net of current portion	$ 48,313	$ 45,535